RISK MANAGEMENT - Stage 3 financial assets and fair value of related collateral held (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RISK MANAGEMENT
Financial assets	$ 29,289,301	$ 29,553,003
Allowance account for credit losses of financial assets	15,864,482	16,616,043	$ 10,929,395	$ 10,235,831
Stage Three
RISK MANAGEMENT
Financial assets	1,063,936	1,395,831
Fair Value of Collateral	3,779,259	3,965,997
Foreclosed assets
RISK MANAGEMENT
Non-current assets held for sale	672,586	508,040
Commercial Loans
RISK MANAGEMENT
Allowance account for credit losses of financial assets	7,813,023	7,673,720	5,456,993	5,360,833
Commercial Loans | Stage Three
RISK MANAGEMENT
Financial assets	424,524	514,646
Fair Value of Collateral	2,290,284	2,129,688
Consumer loans
RISK MANAGEMENT
Financial assets	48,363,040	41,055,939
Allowance account for credit losses of financial assets	5,305,267	5,753,430	3,445,818	2,892,891
Mortgages
RISK MANAGEMENT
Financial assets	30,646,787	25,959,112
Mortgages | Stage Three
RISK MANAGEMENT
Financial assets	118,501	154,457
Fair Value of Collateral	197,339	220,167
Small Business Loans
RISK MANAGEMENT
Financial assets	1,282,185	1,232,075
Allowance account for credit losses of financial assets	164,067	200,345	140,516	137,373
Financial Leases
RISK MANAGEMENT
Allowance account for credit losses of financial assets	1,521,067	1,996,033	$ 1,025,403	$ 990,970
Financial Leases | Stage Three
RISK MANAGEMENT
Financial assets	520,911	726,728
Fair Value of Collateral	1,291,636	1,616,142
Mortgage and Commercial Business | Stage Three
RISK MANAGEMENT
Financial assets	204,268	424,883
Gross carrying amount | Stage Three
RISK MANAGEMENT
Financial assets	1,696,467	1,984,678
Gross carrying amount | Commercial Loans | Stage Three
RISK MANAGEMENT
Financial assets	725,212	790,508
Gross carrying amount | Mortgages | Stage Three
RISK MANAGEMENT
Financial assets	158,328	181,029
Gross carrying amount | Financial Leases | Stage Three
RISK MANAGEMENT
Financial assets	812,927	1,013,141
Accumulated impairment [member] | Stage Three
RISK MANAGEMENT
Financial assets	(632,531)	(588,847)
Accumulated impairment [member] | Commercial Loans | Stage Three
RISK MANAGEMENT
Financial assets	(300,688)	(275,862)
Accumulated impairment [member] | Mortgages | Stage Three
RISK MANAGEMENT
Financial assets	(39,827)	(26,572)
Accumulated impairment [member] | Financial Leases | Stage Three
RISK MANAGEMENT
Financial assets	$ (292,016)	$ (286,413)